Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	73 Months Ended	79 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000242720
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Institutional
C000242719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Emerging Markets - Investor
C000242722
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Contrarian - Institutional
C000242723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Explorer - Institutional
C000242724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global MicroCap - Institutional
C000242725
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Institutional
C000242726
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Opportunities - Investor
C000242727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Institutional
C000242728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Reach - Investor
C000242730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Institutional
C000242729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak Global Stalwarts - Investor
C000242731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Institutional
C000242732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Opportunities - Investor
C000242733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Institutional
C000242734
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak International Stalwarts - Investor
C000242721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Grandeur Peak US Stalwarts - Institutional
Without Sales Load [Member] | C000242720
Average Annual Return [Line Items]
Average Annual Return, Percent	32.75%		0.58%			6.66%
Without Sales Load [Member] | C000242719
Average Annual Return [Line Items]
Average Annual Return, Percent	32.36%		0.33%			6.41%
Without Sales Load [Member] | C000242722
Average Annual Return [Line Items]
Average Annual Return, Percent	23.98%		9.49%		14.66%
Without Sales Load [Member] | C000242723
Average Annual Return [Line Items]
Average Annual Return, Percent	25.66%	0.18%
Without Sales Load [Member] | C000242724
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%		(2.30%)			8.44%
Without Sales Load [Member] | C000242725
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%		(2.27%)			8.26%
Without Sales Load [Member] | C000242726
Average Annual Return [Line Items]
Average Annual Return, Percent	19.97%		(2.53%)			7.97%
Without Sales Load [Member] | C000242727
Average Annual Return [Line Items]
Average Annual Return, Percent	17.10%		(1.38%)			8.34%
Without Sales Load [Member] | C000242728
Average Annual Return [Line Items]
Average Annual Return, Percent	16.88%		(1.61%)			8.09%
Without Sales Load [Member] | C000242730
Average Annual Return [Line Items]
Average Annual Return, Percent	21.95%		(2.14%)			7.93%
Without Sales Load [Member] | C000242729
Average Annual Return [Line Items]
Average Annual Return, Percent	21.65%		(2.39%)			7.66%
Without Sales Load [Member] | C000242731
Average Annual Return [Line Items]
Average Annual Return, Percent	16.90%		(3.43%)			6.18%
Without Sales Load [Member] | C000242732
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%		(3.68%)			5.96%
Without Sales Load [Member] | C000242733
Average Annual Return [Line Items]
Average Annual Return, Percent	26.94%		(0.70%)			8.36%
Without Sales Load [Member] | C000242734
Average Annual Return [Line Items]
Average Annual Return, Percent	26.68%		(0.94%)			8.10%
Without Sales Load [Member] | C000242721
Average Annual Return [Line Items]
Average Annual Return, Percent	28.31%		0.58%	15.01%
MSCI Emerging Markets IMI Index Net (usd)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	45.42%		6.29%			9.22%
MSCI Emerging Markets IMI Index Net (usd)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IMI Index
Average Annual Return, Percent	45.42%		6.29%			9.22%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%		12.94%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%	10.41%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	31.63%		10.21%			12.00%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	32.47%		8.14%			9.04%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	32.47%		8.14%			9.04%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	32.47%		8.14%			9.04%
MSCI ACWI ex-USA IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA IMI Index
Average Annual Return, Percent	32.47%		8.14%			9.04%
MSCI USA IMI NET (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA IMI Index
Average Annual Return, Percent	31.11%		11.64%	20.86%
MSCI Emerging Markets SMID Cap Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Average Annual Return, Percent	40.65%		8.01%			8.95%
MSCI Emerging Markets SMID Cap Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets SMID Cap Index
Average Annual Return, Percent	40.65%		8.01%			8.95%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%		10.87%
MSCI ACWI Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
Average Annual Return, Percent	27.00%	7.25%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%	8.11%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI World Micro Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Micro Cap Index
Average Annual Return, Percent	37.97%		4.03%			9.11%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
Average Annual Return, Percent	27.00%		6.92%			9.61%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Mid Cap Index
Average Annual Return, Percent	27.00%		6.92%			9.61%
MSCI ACWI Small Cap Index Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Small Cap Index
Average Annual Return, Percent	36.85%		6.74%			10.13%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	34.14%		6.70%			8.73%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	34.14%		6.70%			8.73%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	34.14%		6.70%			8.73%
MSCI ACWI ex USA MID CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Average Annual Return, Percent	32.78%		7.35%			8.28%
MSCI ACWI ex US Small Cap Net TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	34.14%		6.70%			8.73%
MSCI ACWI ex USA MID CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Mid Cap Index
Average Annual Return, Percent	32.78%		7.35%			8.28%
MSCI USA SMALL CAP Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Index
Average Annual Return, Percent	39.39%		6.72%	20.04%
MSCI USA Mid Cap Index Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Mid Cap Index
Average Annual Return, Percent	21.67%		6.42%	18.04%